S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 06, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Benjamin A. Friedman
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chief Executive Officer